Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 1,070,620	$ 879,960
Container leaseback financing receivable, net	363,754	$ 363,868
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	133,905
2020	678,979
2019	152,933
2018	56,323
2017	7,180
Prior	41,942
Net investment in finance leases, net	1,071,262
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	6,153
2020	112,066
2019	245,691
Container leaseback financing receivable, net	363,910
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	103,784
2020	635,976
2019	109,735
2018	35,058
2017	7,138
Prior	33,973
Net investment in finance leases, net	925,664
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2020	112,066
2019	210,460
Container leaseback financing receivable, net	322,526
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	25,706
2020	40,219
2019	36,430
2018	20,558
2017	42
Prior	7,313
Net investment in finance leases, net	130,268
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	6,153
2019	35,231
Container leaseback financing receivable, net	41,384
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2021	4,415
2020	2,784
2019	6,768
2018	707
Prior	656
Net investment in finance leases, net	$ 15,330